Charges Related to Business Realignment (Tables)	12 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2014	2013	2012
Cost of sales	$63,575	$8,354	$12,669
Selling, general and administrative expenses	38,874	3,880	1,020
(Gain) on disposal of assets	1,331	1,918	632
Business realignment charges by business segment are as follows:

	2014	2013	2012
Diversified Industrial	$101,524	$12,234	$14,321
Aerospace Systems	925	—	—
Work force reductions by business segment are as follows:

	2014	2013	2012
Diversified Industrial	1,581	725	521
Aerospace Systems	44	—	—